LVIP American Century Ultra® Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.55%
Aerospace & Defense–0.77%
HEICO Corp.	7,862	$2,538,011
Howmet Aerospace, Inc.	37,422	7,343,319
		9,881,330
Automobiles–4.93%
Ferrari NV	9,046	4,389,300
†Tesla, Inc.	133,104	59,194,011
		63,583,311
Biotechnology–1.88%
†Alnylam Pharmaceuticals, Inc.	35,622	16,243,632
Regeneron Pharmaceuticals, Inc.	14,101	7,928,569
		24,172,201
Broadline Retail–6.94%
†Amazon.com, Inc.	407,296	89,429,983
		89,429,983
Building Products–0.80%
Advanced Drainage Systems, Inc.	43,511	6,034,976
Johnson Controls International PLC	38,494	4,232,415
		10,267,391
Capital Markets–2.16%
Interactive Brokers Group, Inc. Class A	174,320	11,994,959
MSCI, Inc.	16,943	9,613,628
Tradeweb Markets, Inc. Class A	55,833	6,196,346
		27,804,933
Chemicals–0.88%
Ecolab, Inc.	41,182	11,278,103
		11,278,103
Commercial Services & Supplies–0.46%
Cintas Corp.	12,668	2,600,234
†Copart, Inc.	72,926	3,279,482
		5,879,716
Consumer Staples Distribution & Retail–2.13%
Costco Wholesale Corp.	29,650	27,444,929
		27,444,929
Electrical Equipment–1.40%
Acuity, Inc.	23,971	8,255,373
Vertiv Holdings Co. Class A	64,799	9,775,577
		18,030,950
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–0.24%
Keyence Corp.	8,300	$3,096,960
		3,096,960
Entertainment–3.37%
†Netflix, Inc.	36,253	43,464,447
		43,464,447
Financial Services–4.85%
Mastercard, Inc. Class A	91,757	52,192,299
Visa, Inc. Class A	30,340	10,357,469
		62,549,768
Health Care Equipment & Supplies–2.79%
†IDEXX Laboratories, Inc.	11,964	7,643,680
†Insulet Corp.	33,035	10,198,896
†Intuitive Surgical, Inc.	40,627	18,169,613
		36,012,189
Hotels, Restaurants & Leisure–1.80%
Booking Holdings, Inc.	1,439	7,769,550
†Chipotle Mexican Grill, Inc.	182,988	7,171,300
Wingstop, Inc.	32,674	8,223,392
		23,164,242
Insurance–0.27%
Arthur J Gallagher & Co.	11,246	3,483,336
		3,483,336
Interactive Media & Services–12.60%
Alphabet, Inc. Class A	480,849	117,043,902
Meta Platforms, Inc. Class A	61,680	45,296,558
		162,340,460
IT Services–1.84%
†Cloudflare, Inc. Class A	46,354	9,947,105
†Okta, Inc.	56,752	5,204,158
†Snowflake, Inc. Class A	37,908	8,550,150
		23,701,413
Machinery–0.96%
Donaldson Co., Inc.	38,697	3,167,349
Nordson Corp.	10,766	2,443,344
Westinghouse Air Brake Technologies Corp.	33,909	6,797,737
		12,408,430
Oil, Gas & Consumable Fuels–0.46%
EOG Resources, Inc.	53,106	5,954,245
		5,954,245
Pharmaceuticals–1.10%
Eli Lilly & Co.	18,546	14,150,598
		14,150,598
Semiconductors & Semiconductor Equipment–21.39%
Analog Devices, Inc.	48,107	11,819,890
LVIP American Century Ultra® Fund–1

LVIP American Century Ultra® Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Applied Materials, Inc.	68,916	$14,109,862
ASML Holding NV	12,594	12,212,903
Broadcom, Inc.	94,915	31,313,407
NVIDIA Corp.	1,105,199	206,208,029
		275,664,091
Software–16.71%
†Datadog, Inc. Class A	71,580	10,192,992
†Docusign, Inc.	77,461	5,584,163
†Dynatrace, Inc.	179,477	8,695,661
†Fair Isaac Corp.	8,506	12,729,484
Microsoft Corp.	186,518	96,606,998
Oracle Corp.	112,414	31,615,313
†Palantir Technologies, Inc. Class A	38,452	7,014,414
Salesforce, Inc.	40,173	9,521,001
†Synopsys, Inc.	23,394	11,542,366
†Workday, Inc. Class A	20,373	4,904,392
†Zscaler, Inc.	56,272	16,862,468
		215,269,252
Technology Hardware, Storage & Peripherals–8.82%
Apple, Inc.	446,496	113,691,276
		113,691,276
Total Common Stock (Cost $536,238,341)		1,282,723,554
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
†=ABIOMED, Inc.	4,290	$4,376
Total Rights (Cost $4,376)		4,376

EXCHANGE-TRADED FUND–0.50%
iShares Russell 1000 Growth ETF	13,880	6,501,531
Total Exchange-Traded Fund (Cost $6,442,866)		6,501,531
MONEY MARKET FUND–0.12%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.09%)	1,513,215	1,513,215
Total Money Market Fund (Cost $1,513,215)		1,513,215

TOTAL INVESTMENTS–100.17% (Cost $544,198,798)	1,290,742,676
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.17%)	(2,189,059)
NET ASSETS APPLICABLE TO 42,659,959 SHARES OUTSTANDING–100.00%	$1,288,553,617

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following foreign currency exchange contracts were outstanding at September 30, 2025:
Foreign Currency Exchange Contract
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MSC	JPY	(164,771,600)	USD	1,124,076	12/19/25	$584	$—

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
IT–Information Technology
JPY–Japanese Yen
MSC–Morgan Stanley & Co.
USD–United States Dollar
LVIP American Century Ultra® Fund–2